TYCO INTERNATIONAL FINANCE S.A. Condensed Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	$ 1,895	$ 1,600	$ 2,395
Payments to Acquire Productive Assets	(1,249)	(1,135)	(1,199)
Sale of property, plant and equipment	32	37	79
Payments to acquire businesses, net of cash acquired	353	(22)	(1,733)
Business divestitures	32	1,646	225
Changes in long-term investments	(48)	(44)	19
Net change in intercompany loans	0
Other	(7)	(12)	16
Net Cash Provided by (Used in) Investing Activities	(887)	470	(2,593)
Increase (decrease) in short-term debt - net	556	(68)	73
Increase in long-term debt	1,501	299	2,001
Repayments of Long-term Debt	(1,299)	(191)	(833)
Payments of Financing Costs	(45)	0	0
Payments for Repurchase of Common Stock	(501)	(1,362)	(1,249)
Payments of Dividends	(915)	(657)	(568)
Proceeds from the exercise of stock options	70	275	186
Net intercompany loan borrowings (repayments)	0
Payments to Acquire Additional Interest in Subsidiaries	(2)	(38)	(5)
Payments of Ordinary Dividends, Noncontrolling Interest	(306)	(68)	(55)
Other	8	(11)	38
Net Cash Provided by (Used in) Financing Activities	(933)	(1,821)	(412)
Effect of exchange rate changes on cash and cash equivalents	12	(81)	(20)
Change in Cash Held For Sale	(61)
Increase (decrease) in cash and cash equivalents	26	189	(621)
Cash and cash equivalents	579	553	$ 364	$ 985
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	0
Payments to Acquire Productive Assets	0
Sale of property, plant and equipment	0
Payments to acquire businesses, net of cash acquired	0
Business divestitures	0
Changes in long-term investments	0
Net change in intercompany loans	(10)
Other	0
Net Cash Provided by (Used in) Investing Activities	(10)
Increase (decrease) in short-term debt - net	0
Increase in long-term debt	0
Repayments of Long-term Debt	0
Payments of Financing Costs	0
Payments for Repurchase of Common Stock	0
Payments of Dividends	0
Proceeds from the exercise of stock options	0
Net intercompany loan borrowings (repayments)	10
Payments to Acquire Additional Interest in Subsidiaries	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Other	0
Net Cash Provided by (Used in) Financing Activities	10
Effect of exchange rate changes on cash and cash equivalents	0
Change in Cash Held For Sale	0
Increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents	0	0
Other Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	1,245
Payments to Acquire Productive Assets	(1,249)
Sale of property, plant and equipment	32
Payments to acquire businesses, net of cash acquired	353
Business divestitures	32
Changes in long-term investments	(105)
Net change in intercompany loans	0
Other	(7)
Net Cash Provided by (Used in) Investing Activities	(944)
Increase (decrease) in short-term debt - net	1,018
Increase in long-term debt	1,501
Repayments of Long-term Debt	(1,299)
Payments of Financing Costs	(45)
Payments for Repurchase of Common Stock	(501)
Payments of Dividends	(915)
Proceeds from the exercise of stock options	67
Net intercompany loan borrowings (repayments)	(10)
Payments to Acquire Additional Interest in Subsidiaries	(2)
Payments of Ordinary Dividends, Noncontrolling Interest	(306)
Other	11
Net Cash Provided by (Used in) Financing Activities	(481)
Effect of exchange rate changes on cash and cash equivalents	12
Change in Cash Held For Sale	(61)
Increase (decrease) in cash and cash equivalents	(229)
Cash and cash equivalents	324	553
Johnson Controls International plc
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	11
Payments to Acquire Productive Assets	0
Sale of property, plant and equipment	0
Payments to acquire businesses, net of cash acquired	0
Business divestitures	0
Changes in long-term investments	0
Net change in intercompany loans	0
Other	0
Net Cash Provided by (Used in) Investing Activities	0
Increase (decrease) in short-term debt - net	0
Increase in long-term debt	0
Repayments of Long-term Debt	0
Payments of Financing Costs	0
Payments for Repurchase of Common Stock	0
Payments of Dividends	0
Proceeds from the exercise of stock options	3
Net intercompany loan borrowings (repayments)	0
Payments to Acquire Additional Interest in Subsidiaries	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Other	(3)
Net Cash Provided by (Used in) Financing Activities	0
Effect of exchange rate changes on cash and cash equivalents	0
Change in Cash Held For Sale	0
Increase (decrease) in cash and cash equivalents	11
Cash and cash equivalents	11	0
Tyco Fire & Security Finance SCA
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	0
Payments to Acquire Productive Assets	0
Sale of property, plant and equipment	0
Payments to acquire businesses, net of cash acquired	0
Business divestitures	0
Changes in long-term investments	0
Net change in intercompany loans	0
Other	0
Net Cash Provided by (Used in) Investing Activities	0
Increase (decrease) in short-term debt - net	0
Increase in long-term debt	0
Repayments of Long-term Debt	0
Payments of Financing Costs	0
Payments for Repurchase of Common Stock	0
Payments of Dividends	0
Proceeds from the exercise of stock options	0
Net intercompany loan borrowings (repayments)	0
Payments to Acquire Additional Interest in Subsidiaries	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Other	0
Net Cash Provided by (Used in) Financing Activities	0
Effect of exchange rate changes on cash and cash equivalents	0
Change in Cash Held For Sale	0
Increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents	0	0
Tyco International Finance S.A.
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	639
Payments to Acquire Productive Assets	0
Sale of property, plant and equipment	0
Payments to acquire businesses, net of cash acquired	0
Business divestitures	0
Changes in long-term investments	57
Net change in intercompany loans	10
Other	0
Net Cash Provided by (Used in) Investing Activities	67
Increase (decrease) in short-term debt - net	(462)
Increase in long-term debt	0
Repayments of Long-term Debt	0
Payments of Financing Costs	0
Payments for Repurchase of Common Stock	0
Payments of Dividends	0
Proceeds from the exercise of stock options	0
Net intercompany loan borrowings (repayments)	0
Payments to Acquire Additional Interest in Subsidiaries	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Other	0
Net Cash Provided by (Used in) Financing Activities	(462)
Effect of exchange rate changes on cash and cash equivalents	0
Change in Cash Held For Sale	0
Increase (decrease) in cash and cash equivalents	244
Cash and cash equivalents	$ 244	$ 0